INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Intangible Assets Net
INTANGIBLE ASSETS, NET

8.	INTANGIBLE ASSETS, NET

	Development Costs	E-Wave License	Clear RF Patent + Supplier relationship	Total
Cost:
Balance at December 31, 2022	$16,709,798	$1,321,257	$522,637	$18,553,692
Additions	2,271,000	-	-	2,271,000
Balance at December 31, 2023	$18,980,858	$1,321,257	$522,637	$20,824,752
Additions	2,004,087	-	-	2,004,087
Balance at December 31, 2024	$20,984,945	$1,321,257	$522,637	$22,828,839

Accumulated Amortization:
Balance at December 31, 2022	$9,722,267	$1,321,257	$522,637	$11,566,161
Additions	1,401,861	-	-	1,401,861
Balance at December 31, 2023	$11,124,128	$1,321,257	$522,637	$12,968,022
Additions	1,295,953	-	-	1,295,953
Impairment in value	279,828	-	-	279,828
Balance at December 31, 2024	$12,699,909	$1,321,257	$522,637	$14,543,803

Net Book Value:	8,285,036	-	-	8,285,036

Balance at December 31, 2023	$7,856,730	$-	$-	$7,856,730
Balance at December 31, 2024	$8,285,036	$-	$-	$8,285,036

Development Costs

Development costs are internally generated and are capitalized in accordance with the IAS 38, Intangible Assets. On an annual basis, the Company assesses capitalized development costs for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount.

The Company engaged a third-party evaluator to determine the recoverable amount of the intangible assets at both December 31, 2024 and at December 31, 2023 based on the replacement cost method for costs related to devices under development and the royalty relief method for the devices for sales. The royalty relief method used an estimated royalty rate of 10.75% in both 2024 and 2023 and WACC of 22% in 2024 (2023-21.0%). Based on the results of their valuation, management determined that on December 31, 2024, one of the intangible assets fair value was $279,828 lower than its net book value as of the valuation date and was therefore impaired by $279,828. At December 31, 2023, management determined that the recoverable amount was equal to, or in excess of the carrying amount, and no impairment was recorded. The Company amortizes the capitalized development costs over a 4 year period from the date of completion of development.

During the twelve months ended December 31, 2024 the Company incurred $625,023 (December 31, 2023 -$578,356) in product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023